Summary of Significant Accounting Policies - Summary of Change in Accrued Warranty Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of the period	$ 2,140	$ 2,208
Accruals for warranties issued during the period	1,225	1,909
Warranty services provided	(1,262)	(1,775)
Changes in estimates	(233)	(202)
Balance at the end of the period	$ 1,870	$ 2,140